STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended
	Apr. 22, 2022	Jun. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Subscription receivable							$ 140,970
Stock converted, shares issued				$ 25,000	$ 0	$ 25,000
Converted to common stock					$ 104,399
Number of shares issued upon conversion, shares					20,879
Additional paid in capital					$ 17,792
Cancellation subscription payable, shares		5,000
Senior Convertible Notes [Member]
Class of Stock [Line Items]
Converted to common stock		$ 50,000
Accrued interest		$ 4,399			$ 4,399
Number of shares issued upon conversion, shares		20,879
Additionall warrants issued		20,879
Additional paid in capital		$ 17,792
Senior Convertible Notes [Member] | Common Stock [Member]
Class of Stock [Line Items]
Converted to common stock		$ 50,000
Exchange Of Registered Links [Member]
Class of Stock [Line Items]
Debt converted, shares issued			119,000
Debt converted, amount converted			$ 560,000
Recession Agreement [Member]
Class of Stock [Line Items]
Stock issued new, shares			25,000
Stock issued new, value			$ 125,000
Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued				5,000
Warrants [Member]
Class of Stock [Line Items]
Stock converted, shares converted				5,000
Series A Preferred Stock [Member] | Series A Preferred Stock To Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued	2,280,000
Stock converted, shares converted	2,280,000
Series B Preferred Stock [Member] | Series B Preferred Stock To Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued	2,811,000
Stock converted, shares converted	2,811,000